Commitments and contingencies (Details Textual)	1 Months Ended				1 Months Ended				12 Months Ended
	Jun. 21, 2000	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2014 Maximum [Member] USD ($)	Mar. 31, 2009 Trademark Infringements [Member] USD ($)	Mar. 31, 2009 Trademark Infringements [Member] INR	May 31, 2008 Patent Infringements [Member] USD ($)	May 31, 2008 Patent Infringements [Member] INR	Mar. 31, 2014 First conviction [Member] USD ($)	Mar. 31, 2014 First conviction [Member] INR	Mar. 31, 2014 Second conviction [Member] USD ($)	Mar. 31, 2014 Second conviction [Member] INR
Loss Contingencies [Line Items]
Commitment for purchase of computer equipment and cost to develop internal use software		$ 774,735	$ 675,458
Age of plaintiff	22
Fine if convicted									1,700	100,000	3,400	200,000
Infringement related litigation, claim sought					17,000	1,000,000	17,000	1,000,000
Loss due to other litigation disputes				$ 38,000